Trade and Other Receivables	12 Months Ended
Jan. 31, 2020
Trade and other receivables [abstract]
Trade and Other Receivables

13	Trade and Other Receivables

		31 January 2020 NZ$000’s	31 January 2019 NZ$000’s
CURRENT
Trade receivables		2,358	7,789
Provision for impairment	(a)	(22)	(609)
		2,336	7,180
Prepayments		2,959	2,280
Other receivables		762	183
Total current trade and other receivables		6,057	9,650

Due to the short-term nature of the current receivables, their carrying amount is considered to be the same as their fair value.

(a)	Impairment of receivables

The Group applies the simplified approach to providing for expected credit losses prescribed by IFRS 9, which permits the use of the lifetime expected loss provision for all trade receivables. To measure the expected credit losses, trade receivables have been grouped based on shared credit risk characteristics and the days past due. The loss allowance provision as at 31 January 2020 is determined as follows, the expected credit losses incorporate forward looking information.

31 January 2020	0 - 30 days	31 - 60 days	60 - 90 days	> 90 days overdue	Total
Expected loss rate (%)	0%	0%	0%	100%
Gross carrying amount ($)	2,039	247	50	22	2,358
ECL provision	-	-	-	22	22

Reconciliation of changes in the provision for impairment of receivables is as follows:

	For the Year Ended 31 January 2020 NZ$000’s	For the Year Ended 31 January 2019 NZ$000’s
Balance at beginning of the period (calculated in accordance with IAS 139)	(609)	(326)
Opening impairment allowance calculated under IFRS 9	(609)	(326)
Movement through provision	(4)	(1,037)
Unused amounts reversed	616	772
Foreign exchange movement	(25)	(18)
Balance at end of the period	(22)	(609)

The Group measures the loss allowance for trade receivables at an amount equal to lifetime expected credit loss (ECL). The ECL on trade receivables are estimated using a provision matrix by reference to past default experience of the debtor and an analysis of the debtor’s current financial position, adjusted for factors that are specific to the debtors, general economic conditions of the industry in which the debtors operate and an assessment of both the current as well as the forecast direction of conditions at the reporting date.

The Group has recognised a loss allowance of 100% against identifiable receivables at risk in excess of 90 days because historical experience has indicated that these receivables are generally not recoverable.

There has been no change in the estimation techniques or significant assumptions made during the current reporting period.

The Group writes off a trade receivable when there is information indicating that the debtor is in severe financial difficulty and there is no realistic prospect of recovery, e.g. when the debtor has been placed under liquidation or has entered into bankruptcy proceedings, whichever occurs first.

(b)	Aged analysis

The ageing analysis of receivables is as follows:

	31 January 2020 NZ$000’s	31 January 2019 NZ$000’s
0-30 days	2,039	5,577
31-60 days	247	852
61-90 days (past due not impaired)	50	101
91+ days (past due not impaired)	-	3,295
91+ days (considered impaired)	22	(2,036)
	2,358	7,789